Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Information
The following options were granted in 2021 and 2020.

	2021	2020
Options granted (thousands)	431	686
Exercise price ($) (1)	50.33	58.40
Grant date fair value ($)	4.91	4.20
Valuation assumptions:
Dividend yield (%) (2)	3.8	3.7
Expected volatility (%) (3)	20.0	15.8
Risk-free interest rate (%) (4)	0.9	1.2
Weighted average expected life (years) (5)	5.0	5.2
(1)Five-day VWAP immediately preceding the grant date
(2)Reflects average annual dividend yield up to the grant date and the weighted average expected life of the options
(3)Reflects historical experience over a period equal to the weighted average expected life of the options
(4)Government of Canada benchmark bond yield at the grant date that covers the weighted average expected life of the options
(5)Reflects historical experience

Summary of Stock Option Activity
The following table summarizes information related to stock options for 2021.

	Total Options		Non-vested Options (1)
(thousands, except as indicated)	Number of Options	Weighted Average Exercise Price ($)	Number of Options	Weighted Average Grant Date Fair Value ($)
Options outstanding, beginning of year	3,262	45.26	1,772	3.81
Granted	431	50.33	431	4.91
Exercised	(777)	40.80	n/a	n/a
Vested	n/a	n/a	(715)	3.67
Cancelled/Forfeited	—	—	—	—
Options outstanding, end of year	2,916	47.20	1,488	4.20
Options vested, end of year (2)	1,428	42.76
(1)As at December 31, 2021, there was $6 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.
(2)As at December 31, 2021, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $26 million.

Schedule of Additional Stock Option Information	The following table summarizes additional stock option information.

($ millions)	2021	2020
Stock options exercised:
Cash received for exercise price	32	32
Intrinsic value realized by employees	11	15

DSU Plan Activity	The following table summarizes information related to DSUs.

	2021	2020
Number of units (thousands)
Beginning of year	147	165
Granted	30	25
Notional dividends reinvested	6	6
Paid out	—	(49)
End of year	183	147

PSU Plans Activity
The following table summarizes information related to PSUs.

	2021	2020
Number of units (thousands)
Beginning of year	1,976	2,118
Granted	587	586
Notional dividends reinvested	60	71
Paid out	(697)	(735)
Cancelled/forfeited	(28)	(64)
End of year	1,898	1,976

Additional information ($ millions)
Compensation expense recognized	74	58
Compensation expense unrecognized (1)	33	32
Cash payout	50	54
Accrued liability as at December 31 (2)	132	108
Aggregate intrinsic value as at December 31 (3)	165	140
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year

RSU Plans Activity
The following table summarizes information related to RSUs.

	2021	2020
Number of units (thousands)
Beginning of year	1,048	1,050
Granted	378	356
Notional dividends reinvested	32	37
Paid out	(371)	(355)
Cancelled/forfeited	(27)	(40)
End of year	1,060	1,048

Additional information ($ millions)
Compensation expense recognized	26	20
Compensation expense unrecognized (1)	17	15
Cash payout	21	19
Accrued liability as at December 31 (2)	46	39
Aggregate intrinsic value as at December 31 (3)	63	54
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3) Relates to outstanding RSUs and reflects a weighted average contractual life of one year